Stock Repurchase Program (Narrative) (Detail) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012
Common stock average price per share	$ 12.86	$ 12.91
Treasury stock held	5,114,020	5,384,510
Additional shares repurchase		5,384,510
Common stock average price per share	$ 12.86	$ 12.91